Unaudited Condensed Consolidated Balance Sheets		Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Current assets
Cash		$ 863,069	$ 2,665,852
Restricted cash		7,106,990	6,272,350
Receivables from broker-dealers and clearing organizations		941,028	609,939
Receivables from customers, net		971,356	248,063
Receivables from customers-related party, net			3,709
Other assets, current, net		2,372,459	2,452,655
Total current assets		12,258,787	12,256,426
Non-current assets
Operating lease right-of-use assets		234,426	280,903
Deferred tax assets, net		8,430	2,660
Property and equipment, net		209,358	20,302
Intangible assets		64,352	63,891
Other assets, non-current, net		2,837,456	3,959,651
Total non-current assets		3,354,022	4,327,407
Total assets		15,612,809	16,583,833
Current liabilities
Payables to customers		6,675,408	6,135,327
Payables to broker-dealers and clearing organizations		1,046,204	138,513
Income tax payable		16,455	15,855
Operating lease liabilities, current		115,566	91,990
Accrued expenses and other liabilities		77,051	83,479
Total current liabilities		8,570,398	7,100,413
Non-current liabilities
Operating lease liabilities, non-current		140,981	197,932
Total non-current liabilities		140,981	197,932
Total liabilities		8,711,379	7,298,345
Commitments and contingencies
Shareholders’ equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized;15,625,000 shares issued and outstanding as of September 30, 2024 and March 31, 2024 respectively *	[1]	1,563	1,563
Additional paid-in capital		14,876,043	14,033,722
Accumulated deficit		(7,943,698)	(4,668,973)
Accumulated other comprehensive losses		(32,478)	(80,824)
Total shareholders’ equity		6,901,430	9,285,488
Total liabilities and shareholders’ equity		15,612,809	16,583,833
Related Party
Current liabilities
Payables to customers-related parties		639,714	635,249
Related Party
Current assets
Amounts due from related party, net		3,885	3,858
Current liabilities
Payables to customers-related parties		$ 639,714	$ 635,249

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.